FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

			Fair Value Measurements at December 31, 2025 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$300,000	—	$300,000	—
Derivative financial instruments	Other current assets	$—	—	$—	—
Equity securities	Other assets	$1,564	$1,564	—	—
Private equity securities	Other assets	$3,406	—	—	$3,406

			Fair Value Measurements at December 31, 2024 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$255,669	—	$255,669	—
Derivative financial instruments	Other current assets	$6	—	$6	—
Equity securities	Other assets	$1,078	$1,078	—	—
Private equity securities	Other assets	$1,500	—	—	$1,500